Maturity According to their Remaining Terms of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Maturity According to their Remaining Terms of Financial Assets and Liabilities [Abstract]
Schedule of Financial Assets and Liabilities	As these are for trading and financial instrument at fair value through other comprehensive income are included at their fair value:
	2024
	Demand	Up to 1 month	Over 1 month and up to 3 months	Over 3 month and up to 12 months	Subtotal up to 1 year	Over 1 year and up to 3 years	Over 3 year and up to 5 years	Over 5 years	Subtotal over 1 year	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Assets
Cash and due from banks	2,699,076	—	—	—	2,699,076	—	—	—	—	2,699,076
Transactions in the course of collection	—	372,456	—	—	372,456	—	—	—	—	372,456
Financial assets held for trading at fair value through profit or loss
Derivative contracts financial	—	87,403	120,813	465,718	673,934	540,872	405,243	683,304	1,629,419	2,303,353
Debt financial instruments	—	1,714,381	—	—	1,714,381	—	—	—	—	1,714,381
Others	—	411,689	—	—	411,689	—	—	—	—	411,689
Financial assets at fair value through other comprehensive income
Debt Financial Instruments	—	123,164	250,542	683,008	1,056,714	196,319	590,462	244,850	1,031,631	2,088,345
Equity Instruments	—	—	—	—	—	—	—	9,492	9,492	9,492
Derivative contracts financial for hedging purposes	—	—	—	4,783	4,783	25,936	15,741	27,499	69,176	73,959
Financial assets at amortized cost
Rights by resale agreements and securities lending	—	55,295	31,242	754	87,291	—	—	—	—	87,291
Debt financial instruments (*)	—	—	16,833	—	16,833	477,895	131,070	318,311	927,276	944,109
Loans and advances to Banks (**)	—	398,512	57,306	211,885	667,703	—	—	—	—	667,703
Loans to customers, net (**)	—	5,405,475	2,853,497	7,464,859	15,723,831	6,849,850	4,175,945	12,186,670	23,212,465	38,936,296
Total financial assets	2,699,076	8,568,375	3,330,233	8,831,007	23,428,691	8,090,872	5,318,461	13,470,126	26,879,459	50,308,150
	2024
	Demand	Up to 1 month	Over 1 month and up to 3 months	Over 3 month and up to 12 months	Subtotal up to 1 year	Over 1 year and up to 3 years	Over 3 year and up to 5 years	Over 5 years	Subtotal over 1 year	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Liabilities
Transactions in the course of payment	—	283,605	—	—	283,605	—	—	—	—	283,605
Financial liabilities held for trading at fair value through profit or loss
Derivative contracts financial	—	80,124	103,327	450,350	633,801	674,660	475,577	660,683	1,810,920	2,444,721
Others	—	580	—	—	580	410	—	—	410	990
Derivative contracts financial for hedging purposes	—	—	—	10,741	10,741	241	28,906	101,152	130,299	141,040
Financial liabilities at amortized cost
Current accounts and other demand deposits	14,630,797	—	—	—	14,630,797	—	—	—	—	14,630,797
Saving accounts and time deposits (***)	—	9,205,679	2,636,427	2,073,931	13,916,037	53,594	452	547	54,593	13,970,630
Obligations by repurchase agreements and securities lending	—	109,214	65	515	109,794	—	—	—	—	109,794
Borrowings from financial institutions	—	7,945	161,196	783,552	952,693	150,775	—	—	150,775	1,103,468
Debt financial instruments issued
Letters of credit	—	138	140	161	439	40	86	285	411	850
Bonds	—	4,451	134,852	1,033,995	1,173,298	2,577,932	2,043,457	3,894,532	8,515,921	9,689,219
Other financial obligations	—	284,479	—	—	284,479	—	—	—	—	284,479
Lease liabilities	—	2,252	4,728	19,046	26,026	36,552	18,746	10,105	65,403	91,429
Debt financial instruments issued for regulatory capital purposes	—	1,815	—	112,095	113,910	13,514	11,365	930,090	954,969	1,068,879
Total financial liabilities	14,630,797	9,980,282	3,040,735	4,484,386	32,136,200	3,507,718	2,578,589	5,597,394	11,683,701	43,819,901

(*)	These balances are presented without deduction of impairment, which amount to Ch$35 million.

(**)	These balances are presented without deduction of their respective provisions, which amount to Ch$693,434 million for loans to customers and Ch$1,988 million for borrowings from financial institutions.

(***)	Excludes term saving accounts, which amount to Ch$374,593 million.
	2023
	Demand	Up to 1 month	Over 1 month and up to 3 months	Over 3 month and up to 12 months	Subtotal up to 1 year	Over 1 year and up to 3 years	Over 3 year and up to 5 years	Over 5 years	Subtotal over 1 year	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Assets
Cash and due from banks	2,464,648	—	—	—	2,464,648	—	—	—	—	2,464,648
Transactions in the course of collection	—	415,505	—	—	415,505	—	—	—	—	415,505
Financial assets held for trading at fair value through profit or loss
Derivative contracts financial	—	57,011	130,507	309,218	496,736	560,641	314,649	663,514	1,538,804	2,035,540
Debt financial instruments	—	3,363,624	—	—	3,363,624	—	—	—	—	3,363,624
Others	—	409,328	—	—	409,328	—	—	—	—	409,328
Financial assets at fair value through other comprehensive income
Debt Financial Instruments	—	180,968	721,297	1,790,913	2,693,178	257,310	478,175	357,862	1,093,347	3,786,525
Equity Instruments	—	—	—	—	—	—	—	11,912	11,912	11,912
Derivative contracts financial for hedging purposes	—	—	—	14,321	14,321	1,530	21,062	12,152	34,744	49,065
Financial assets at amortized cost
Rights by resale agreements and securities lending	—	61,005	10,322	495	71,822	—	—	—	—	71,822
Debt financial instruments (*)	—	—	—	507,261	507,261	478,818	128,728	316,334	923,880	1,431,141
Loans and advances to Banks (**)	—	2,216,942	73,506	229,483	2,519,931	—	—	—	—	2,519,931
Loans to customers, net (**)	—	5,478,882	2,587,416	6,993,529	15,059,827	7,092,458	3,965,966	11,533,023	22,591,447	37,651,274
Total financial assets	2,464,648	12,183,265	3,523,048	9,845,220	28,016,181	8,390,757	4,908,580	12,894,797	26,194,134	54,210,315
	2023
	Demand	Up to 1 month	Over 1 month and up to 3 months	Over 3 month and up to 12 months	Subtotal up to 1 year	Over 1 year and up to 3 years	Over 3 year and up to 5 years	Over 5 years	Subtotal over 1 year	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Liabilities
Transactions in the course of payment	—	356,871	—	—	356,871	—	—	—	—	356,871
Financial liabilities held for trading at fair value through profit or loss
Derivative contracts financial	—	56,519	141,764	319,273	517,556	566,762	431,076	680,722	1,678,560	2,196,116
Others	—	2,160	126	—	2,286	19	—	—	19	2,305
Derivative contracts financial for hedging purposes	—	—	—	—	—	20,505	3,189	136,908	160,602	160,602
Financial liabilities at amortized cost
Current accounts and other demand deposits	13,670,793	—	—	—	13,670,793	—	—	—	—	13,670,793
Saving accounts and time deposits (***)	—	10,209,874	3,459,981	1,450,857	15,120,712	60,622	595	542	61,759	15,182,471
Obligations by repurchase agreements and securities lending	—	157,015	158	—	157,173	—	—	—	—	157,173
Borrowings from financial institutions	—	176,910	65,902	5,091,283	5,334,095	26,620	—	—	26,620	5,360,715
Debt financial instruments issued
Letters of credit	—	175	282	416	873	171	80	320	571	1,444
Bonds	—	52,443	186,629	956,608	1,195,680	2,138,820	2,075,249	3,948,872	8,162,941	9,358,621
Other financial obligations	—	339,293	—	12	339,305	—	—	—	—	339,305
Lease liabilities	—	2,181	4,314	16,655	23,150	35,619	27,835	14,876	78,330	101,480
Debt financial instruments issued for regulatory capital purposes	—	1,472	—	113,256	114,728	18,826	10,216	896,044	925,086	1,039,814
Total financial liabilities	13,670,793	11,354,913	3,859,156	7,948,360	36,833,222	2,867,964	2,548,240	5,678,284	11,094,488	47,927,710

(*)	These balances are presented without deduction of impairment, which amount to Ch$58 million.

(**)	These balances are presented without deduction of their respective provisions, which amount to Ch$710,187 million for loans to customers and Ch$1,341 million for borrowings from financial institutions.

(***)	Excludes term saving accounts, which amount to Ch$355,725 million.